Other receivables and other payables - Other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Receivables
Right of recovery receivable	R 0	R 0	R 275
Rates and taxes receivable	94	74	93
Pre-paid royalties	296	310	322
Palladium hedge derivative asset	0	0	50
Other	257	165	139
Other receivables	647	549	879
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	647	549	879
Current portion of other receivables	(156)	(26)	(81)
Other receivables	R 491	R 523	R 798